Borrowings and financing (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets		R$ 1
Borrowings and financing, current liabilities	R$ 1,001	1,470
Borrowings and financing, non-current liabilities	4,862	7,582
Debentures And Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,679	4,613
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	5,863	9,051
Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,723	2,736
Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 461	1,702
Debentures Certificate Of Agribusiness Receivables And Promissory Notes [Member] | Debentures And Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.71% per year
Borrowings and financing	R$ 2,679	4,613
Working Capital 2 [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.87% per year
Borrowings and financing	R$ 2,721	2,737
Working Capital 2 [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	IBR 3M + 1.6%
Borrowings and financing		276
Working Capital 1 [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	TR + 9.80 % per year
Borrowings and financing	R$ 9	11
Working Capital 1 [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	USD + 2.12% per year
Borrowings and financing	R$ 403	448
Swap Contracts [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI – 0.12% per year
Borrowings and financing		(1)
Swap Contracts [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.70% per year
Borrowings and financing	R$ 58	7
Unamortized Borrowing Costs [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ (7)	(11)
Working Capital 3 [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	IBR 1M + 1.45%
Borrowings and financing		959
Credit Letter [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing		R$ 12